Stockholders Equity (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 14, 2012 J Brett Pope [Member]	Dec. 31, 2013 J Brett Pope [Member]	Dec. 31, 2012 J Brett Pope [Member]	Jan. 31, 2012 Non Executive Board Members [Member]	Mar. 31, 2014 Two Thousand Ten Stock Incentive Plan [Member]	Dec. 31, 2013 Two Thousand Ten Stock Incentive Plan [Member]	Mar. 31, 2014 Nine Teen Ninety Nine Stock Incentive Plan [Member]	Dec. 31, 2013 Nine Teen Ninety Nine Stock Incentive Plan [Member]	Dec. 31, 2012 SWKHP Holdings LP [Member]	Dec. 31, 2012 SWKHP Holdings GP [Member]	May 14, 2012 Restricted Stock [Member]	Mar. 31, 2014 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	May 14, 2012 Restricted Stock [Member] Paul Burgon [Member]	May 14, 2012 Restricted Stock [Member] John Nemelka [Member]	Dec. 31, 2013 First Quarter Of Options [Member] J Brett Pope [Member]	Dec. 31, 2013 Second Quarter Of Options [Member] J Brett Pope [Member]	Dec. 31, 2013 Third Quarter Of Options [Member] J Brett Pope [Member]	Dec. 31, 2013 Final Quarter Of Options [Member] J Brett Pope [Member]	Dec. 31, 2013 First Third Of Restricted Stock [Member] Restricted Stock [Member]	Dec. 31, 2013 Second Third Of Restricted Stock [Member] Restricted Stock [Member]	Dec. 31, 2013 Final Third Of Restricted Stock [Member] Restricted Stock [Member]
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	250,000,000		250,000,000	250,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0		0	1,500,000	750,000	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0		$ 0	$ 0.83	$ 0.83
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					5 years
Share Price (in Dollars per share)																						$ 1.24	$ 1.66	$ 2.07	$ 2.49	$ 1.66	$ 2.07	$ 2.49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number						0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0		0	0		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant									2,600,000	2,600,000	0	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)									$ 100	$ 100	$ 0					$ 100	$ 100
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year 36 days	1 year 146 days						292 days	73 days
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued								35,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																140,000	140,000	1,247,500		375,000	750,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term															5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars)				345
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																1,682,500	1,682,500	1,647,500	400,000
Share-based Compensation (in Dollars)	76	60	254	586
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures (in Dollars)													13,000	6,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance (in Dollars)				$ 7,000